Interest income (Tables)	12 Months Ended
Dec. 31, 2025
Interest Income [Abstract]
Schedule of Interest Income
	Year ended December 31,
	2023	2024	2025

Bank deposits	$16,604	$17,785	$10,910
Financial assets at amortized cost	1,960	2,091	5,123
Other interest income	776	1,897	2,524
	$19,340	$21,773	$18,557